As filed with the Securities and Exchange Commission on November 18, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1209

Bridges Investment Fund, Inc.
(Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Address of principal executive offices) (Zip code)

Edson L. Bridges III
8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2005
Bridges Investment Fund
(Unaudited)	Number		Market
	of Shares	Cost	Value
COMMON STOCKS - 90.99%
Air Freight & Logistics - 2.19%
Expeditors International Washington, Inc.	12,000	$444,176	$681,360
FedEx Corp.	12,000	849,516	1,045,560
		$1,293,692	$1,726,920
Beverages - 1.80%
PepsiCo, Inc.	25,000	$698,138	$1,417,750
Biotechnology - 2.03%
Amgen, Inc. (a)	20,000	$833,415	$1,593,400
Capital Markets - 2.48%
The Goldman Sachs Group, Inc.	10,000	$894,217	$1,215,800
State Street Corp.	15,000	62,367	733,800
		$956,584	$1,949,600
Commercial Banks - 3.73%
Bank of America Corp.	35,000	$1,457,874	$1,473,500
Wells Fargo & Co.	25,000	1,122,293	1,464,250
		$2,580,167	$2,937,750
Commercial Services & Supplies - 1.33%
West Corp. (a)	28,000	$608,951	$1,046,920
Communications Equipment - 3.41%
Cisco Systems, Inc. (a)	50,000	$546,887	$896,500
QUALCOMM, Inc.	40,000	1,502,955	1,790,000
		$2,049,842	$2,686,500
Consumer Finance - 6.86%
Capital One Financial Corp.	53,500	$1,935,422	$4,254,320
Nelnet, Inc. (a)	30,000	600,289	1,140,300
		$2,535,711	$5,394,620
Diversified Financial Services - 2.02%
Citigroup, Inc.	35,000	$1,654,719	$1,593,200
Electronic Equipment & Instruments - 0.98%
Flextronics International Ltd. (a)	60,000	$990,650	$771,000
Energy Equipment & Services - 0.46%
Nabors Industries Ltd. (a)	5,000	$348,250	$359,150
Food & Staples Retailing - 1.91%
Sysco Corp.	20,000	$629,518	$627,400
Wal-Mart Stores, Inc.	20,000	999,292	876,400
		$1,628,810	$1,503,800
Health Care Equipment & Supplies - 2.60%
Medtronic, Inc.	20,000	$1,004,886	$1,072,400
Stryker Corp.	10,000	403,343	494,300
Zimmer Holdings, Inc. (a)	7,000	531,512	482,230
		$1,939,741	$2,048,930
Health Care Providers & Services - 4.61%
Express Scripts, Inc. (a)	10,000	$521,574	$622,000
Omnicare, Inc.	40,000	1,462,399	2,249,200
Wellpoint, Inc. (a)	10,000	658,343	758,200
		$2,642,316	$3,629,400
Hotels Restaurants & Leisure - 2.93%
Carnival Corp.	20,000	$778,740	$999,600
Harrah's Entertainment, Inc.	20,000	656,022	1,303,800
		$1,434,762	$2,303,400
Household Durables - 2.66%
Centex Corp.	10,000	$238,696	$645,800
DR Horton, Inc.	40,000	407,704	1,448,800
		$646,400	$2,094,600
Industrial Conglomerates - 1.49%
General Electric Co.	10,000	$270,842	$336,700
Tyco International Ltd.	30,000	959,486	835,500
		$1,230,328	$1,172,200
Insurance - 2.79%
American International Group, Inc.	20,000	$1,165,497	$1,239,200
Berkshire Hathaway, Inc. (a)	350	492,609	955,850
		$1,658,106	$2,195,050
Internet & Catalog Retail - 1.31%
eBay, Inc. (a)	25,000	$418,062	$1,030,000
IT Services - 3.71%
First Data Corp.	50,000	$1,952,060	$2,000,000
Fiserv, Inc. (a)	20,000	664,527	917,400
		$2,616,587	$2,917,400
Media - 2.71%
Comcast Corp. (a)	20,000	$601,925	$575,600
The McGraw-Hill Companies, Inc.	15,000	664,690	720,600
Omnicom Group	10,000	654,802	836,300
		$1,921,417	$2,132,500
Metals & Mining - 0.93%
Alcoa, Inc.	30,000	$685,675	$732,600
Multiline Retail - 1.32%
Target Corp.	20,000	$316,811	$1,038,600
National Commercial Banks - 1.34%
First National of Nebraska, Inc.	225	$387,969	$1,057,500
Oil & Gas - 5.26%
Anadarko Petroleum Corp.	15,000	$839,967	$1,436,250
Apache Corp.	5,000	274,667	376,100
Chesapeake Energy Corp.	10,000	332,740	382,500
ChevronTexaco Corp.	30,000	889,181	1,941,900
		$2,336,555	$4,136,750
Petroleum Refining - 1.35%
BP PLC ADR - ADR	15,000	$368,832	$1,062,750
Pharmaceuticals - 5.91%
Allergan, Inc.	10,000	$782,197	$916,200
Johnson & Johnson	30,000	1,197,391	1,898,400
Pfizer, Inc.	40,000	1,195,434	998,800
Teva Pharmaceutical Industries, Ltd. - ADR	25,000	667,699	835,500
		$3,842,721	$4,648,900
Semiconductor & Semiconductor Equipment - 1.65%
Applied Materials, Inc.	40,000	$662,576	$678,400
Intel Corp.	25,000	483,548	616,250
		$1,146,124	$1,294,650
Software - 3.16%
Fair Isaac Corp.	18,000	$234,627	$806,400
Microsoft Corp.	30,000	266,000	771,900
Symantec Corp. (a)	40,000	891,307	906,400
		$1,391,934	$2,484,700
Specialty Retail - 7.96%
Best Buy Co, Inc.	52,500	$965,001	$2,285,325
Home Depot, Inc.	35,000	879,775	1,334,900
Lowe's Cos, Inc.	20,000	1,111,622	1,288,000
O'Reilly Automotive, Inc. (a)	25,000	587,889	704,500
Williams-Sonoma, Inc. (a)	17,000	638,005	651,950
		$4,182,292	$6,264,675
Textiles, Apparel & Luxury Goods - 1.04%
Nike, Inc.	10,000	$829,360	$816,800
Thrifts & Mortgage Finance - 1.44%
Freddie Mac	20,000	$820,326	$1,129,200
Tobacco - 5.62%
Altria Group, Inc.	60,000	$2,695,023	$4,422,600
TOTAL COMMON STOCKS (Cost $49,690,270)		$49,690,270	$71,593,815

PREFERRED STOCKS - 0.99%
Loan Brokers - 0.33%
Harris Preferred Capital Corp.	10,000	$250,000	$254,500
Real Estate - 0.66%
Equity Office Properties Trust	10,000	$272,179	$263,700
Public Storage, Inc.	10,000	270,038	255,600
		$542,217	$519,300
TOTAL PREFERRED STOCKS (Cost $792,217)		$792,217	$773,800

U.S. TREASURY OBLIGATIONS - 0.74%
United States Treasury Bonds - 0.74%
9.375%, 02/15/2006	200,000	$202,689	$204,172
7.500%, 11/15/2016	300,000	306,018	379,711

TOTAL U.S. TREASURY OBLIGATIONS (Cost $508,707)		$508,707	$583,883

	Principal		Market
	Amount	Cost	Value
CORPORATE BONDS - 4.07%
Department Stores - 0.20%
Dillard Dept Stores, Inc.
7.850%, 10/01/2012	150,000	$150,731	$156,750
Diversified Telecommunication Services - 0.36%
Level 3 Communications, Inc.
9.125%, 05/01/2008	350,000	$282,854	$285,250
Electric Services - 0.27%
Midamerican Energy Holdings Co.
7.630%, 10/15/2007	200,000	$200,000	$210,868
Food Products - 0.34%
Kraft Foods, Inc.
6.250%, 06/01/2012	250,000	$261,067	$266,952
Health Care Providers & Services - 0.34%
Cardinal Health, Inc.
6.750%, 02/15/2011	250,000	$257,221	$268,328
Hotels And Motels - 0.35%
Marriott International, Inc.
7.875%, 09/15/2009	250,000	$250,039	$276,317
Motor Vehicles And Passenger Car Bodies - 0.43%
Ford Motor Credit Co.
7.875%, 06/15/2010	350,000	$340,458	$340,588
Multiline Retail - 0.34%
JCPenney Co., Inc.
7.400%, 04/01/2037	250,000	$263,536	$270,313
National Commercial Banks - 0.36%
MBNA Corporation Senior Note
7.500%, 03/15/2012	250,000	$263,199	$284,236
Semiconductor & Semiconductor Equipment - 0.36%
Applied Materials, Inc.
7.125%, 10/15/2017	250,000	$255,569	$285,566
Tobacco - 0.33%
R.J. Reynolds Holdings, Inc.
7.250%, 06/01/2012	250,000	$258,366	$256,250
Trusts, Except Educational, Religious, And Charitable - 0.39%
Duke Capital Corp.
8.000%, 10/01/2019	250,000	$275,130	$303,554
TOTAL CORPORATE BONDS (Cost $3,058,170)		$3,058,170	$3,204,972

SHORT TERM INVESTMENTS - 3.16%
Commercial Paper - 2.73%
American Express
3.740%, 10/04/2005	550,000	$549,835	$549,835
Prudential Funding Corp.
3.670%, 10/07/2005	1,600,000	1,599,048	1,599,048
		$2,148,883	$2,148,883

Mutual Funds - 0.43%	Number of		Market
SEI Daily Income Trust Treasury Fund	Shares	Cost	Value
3.130%	340,043	$340,043	$340,043
TOTAL SHORT TERM INVESTMENTS (Cost $2,488,926)		$2,488,926	$2,488,926

Total Investments (Cost $56,538,290) - 99.95%			$78,645,396
Other Assets in Excess of Liabilities - 0.05%			36,133
TOTAL NET ASSETS - 100.00%			$78,681,529

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bridges Investment Fund, Inc.

By (Signature and Title) /s/Edson L Bridges III
Edson L. Bridges III, President and
Chief Executive and Investment Officer

Date November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Edson L. Bridges III
Edson L. Bridges III, President and
Chief Executive and Investment Officer

Date November 18, 2005

By (Signature and Title)* /s/Randall D. Greer
Randall D. Greer, Executive Vice President
and Chief Compliance Officer

Date November 18, 2005

By (Signature and Title)* /s/Nancy K. Dodge
Nancy K. Dodge, Treasurer

Date November 18, 2005

* Print the name and title of each signing officer under his or her signature.